UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments

September 30, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 26.3%
Capital Markets – 1.3%
22,516	T. Rowe Price Group, Inc.	$ 1,619,576

Commercial Services & Supplies – 1.3%
47,872	Tyco International Ltd.	1,674,563

Communications Equipment – 1.3%
28,378	Motorola Solutions, Inc.	1,685,086

Computers & Peripherals – 1.8%
91,807	EMC Corp.	2,346,587

Electrical Equipment – 2.0%
54,569	AMETEK, Inc.	2,511,265

Electronic Equipment, Instruments & Components* – 0.4%
16,018	Trimble Navigation Ltd.	475,895

Hotels, Restaurants & Leisure – 3.4%
24,885	Starwood Hotels & Resorts Worldwide, Inc.	1,653,608
16,714	Wynn Resorts Ltd.	2,640,979

		4,294,587

Insurance – 1.3%
63,285	The Progressive Corp.	1,723,250

IT Services – 2.2%
21,906	Accenture PLC Class A	1,613,158
1,701	MasterCard, Inc. Class A	1,144,399

		2,757,557

Life Sciences Tools & Services* – 1.3%
16,110	Waters Corp.	1,711,043

Machinery – 3.3%
27,628	Stanley Black & Decker, Inc.	2,502,268
26,833	Wabtec Corp.	1,686,991

		4,189,259

Media – 2.6%
21,591	Scripps Networks Interactive Class A	1,686,473
50,752	Twenty-First Century Fox, Inc.	1,700,192

		3,386,665

Pharmaceuticals* – 1.6%
51,824	Hospira, Inc.	2,032,537

Professional Services – 1.7%
56,909	Robert Half International, Inc.	2,221,158

Software* – 0.8%
12,176	ANSYS, Inc.	1,053,467

TOTAL COMMON STOCKS		$ 33,682,495

Shares	Rate	Value
Preferred Stocks(a) – 0.1%
Consumer Finance – 0.1%
Ally Financial, Inc.
200	7.000%	$ 191,100

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 24.3%
Airlines(b) – 0.1%
Air France-KLM
EUR	800,000	2.030%		02/15/23	$ 112,903

Automotive – 0.6%
Continental Rubber of America Corp.(a)(c)
	$150,000	4.500		09/15/19	156,450
Faurecia
EUR	400,000	3.250		01/01/18	140,317
General Motors Financial Co., Inc.(a)
	$125,000	3.250		05/15/18	121,250
Gestamp Funding Luxembourg SA(a)(c)
	150,000	5.625		05/31/20	148,500
RCI Banque SA(a)
	100,000	3.500		04/03/18	101,712
TRW Automotive, Inc.(a)
	100,000	4.500		03/01/21	100,500

					768,729

Banks – 3.6%
African Export-Import Bank
	200,000	5.750		07/27/16	208,750
Bangkok Bank PCL
	200,000	3.300		10/03/18	199,140
Barclays Bank PLC(c)(d)
EUR	30,000	4.750		03/15/49	32,063
	40,000	4.875		12/15/49	45,862
BNP Paribas SA
	$200,000	2.700		08/20/18	201,918
Commerzbank AG(a)
	200,000	8.125		09/19/23	205,101
Credit Agricole SA(a)
	300,000	2.625		10/03/18	299,370
Deutsche Bank AG(c)(d)
	200,000	4.296		05/24/28	180,085
Deutsche Bank Capital Funding Trust IV(c)(d)
EUR	15,000	2.212		12/19/49	18,877
HSBC Bank PLC
	$200,000	1.500	(a)	05/15/18	194,404
	200,000	0.904	(d)	05/15/18	200,187
HSBC USA, Inc.(d)
	350,000	1.130		09/24/18	350,848
ING Bank NV(a)
	200,000	1.375		03/07/16	199,004
JPMorgan Chase Bank NA(c)(d)
EUR	400,000	0.889		05/31/17	532,211
Lloyds Banking Group PLC(a)(c)(d)
	$35,000	6.657		05/21/49	32,375
Lloyds TSB Bank PLC
	300,000	6.375		01/21/21	348,480
Royal Bank of Scotland NV(c)(d)
AUD	350,000	3.370		05/17/18	284,545

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland PLC
	$250,000	2.550%	09/18/15	$ 254,932
Santander International Debt SA
GBP	200,000	3.160	12/01/15	326,796
Societe Generale SA(d)
	$250,000	1.328	10/01/18	249,537
Standard Bank PLC
	100,000	8.125	12/02/19	111,750
Standard Chartered PLC(a)
	150,000	3.850	04/27/15	155,622

				4,631,857

Brokerage(d) – 0.3%
Morgan Stanley, Inc.
	200,000	0.716	10/18/16	196,724
The Bear Stearns Cos. LLC
	200,000	0.653	11/21/16	198,092

				394,816

Building Materials(a)(c) – 0.3%
Building Materials Corp. of America
	175,000	7.500	03/15/20	189,000
Cemex SAB de CV
	200,000	7.250	01/15/21	198,845

				387,845

Chemicals – 0.6%
Celanese US Holdings LLC
	170,000	4.625	11/15/22	163,200
Cornerstone Chemical Co.(a)(c)
	45,000	9.375	03/15/18	47,025
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC(c)
	225,000	8.875	02/01/18	232,594
SABIC Capital II BV
	200,000	2.625	10/03/18	198,380
SPCM SA(a)(c)
	49,000	6.000	01/15/22	49,020
Styrolution Group GmbH(c)
EUR	100,000	7.625	05/15/16	142,725

				832,944

Construction & Engineering(c) – 0.3%
Obrascon Huarte Lain SA
	100,000	7.625	03/15/20	142,094
Yuzhou Properties Co. Ltd.
	$200,000	8.750	10/04/18	199,990

				342,084

Consumer Cyclical Services(c) – 0.2%
APX Group, Inc.(a)
	75,000	6.375	12/01/19	70,875
	140,000	8.750	12/01/20	138,600
Monitronics International, Inc.
	75,000	9.125	04/01/20	78,750

				288,225

Consumer Noncyclical – 0.2%
BAT International Finance PLC
	200,000	1.125	03/29/16	200,252

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Products - Household & Leisure(c) – 0.2%
American Achievement Corp.(a)
	$35,000	10.875%	04/15/16	$ 35,875
Elizabeth Arden, Inc.
	150,000	7.375	03/15/21	161,438

				197,313

Consumer Products – Non Durable(c) – 0.1%
Sally Holdings LLC
	100,000	6.875	11/15/19	108,750

Diversified Financial Services – 0.5%
China Overseas Finance Cayman IV Ltd.
	400,000	4.875	02/15/17	424,736
Henderson UK Finance PLC
GBP	100,000	7.250	03/24/16	171,487

				596,223

Energy – 0.2%
Total Capital International SA(d)
	100,000	0.835	08/10/18	100,479
Total Capital SA
	100,000	2.125	08/10/18	100,344

				200,823

Energy - Exploration & Production – 2.4%
CNOOC Finance 2012 Ltd.
	300,000	3.875	05/02/22	290,904
CNPC General Capital Ltd.
	400,000	3.950	04/19/22	387,264
Continental Resources, Inc.(c)
	100,000	4.500	04/15/23	98,000
Energy XXI Gulf Coast, Inc.(a)(c)
	70,000	7.500	12/15/21	69,650
Etablissements Maurel et Prom
EUR	29,400	7.125	07/31/14	6,614
Forest Oil Corp.(c)
	$215,000	7.500	09/15/20	212,850
Halcon Resources Corp.(c)
	360,000	8.875	05/15/21	369,900
Harvest Operations Corp.
	400,000	2.125	05/14/18	388,560
Indian Oil Corp., Ltd.
	200,000	5.750	08/01/23	191,292
Linn Energy LLC/Linn Energy Finance Corp.(a)(c)
	100,000	6.250	11/01/19	94,250
MEG Energy Corp.(a)(c)
	200,000	7.000	03/31/24	200,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC(a)(c)
	50,000	10.750	10/01/20	52,500
Peabody Energy Corp.
	100,000	6.250	11/15/21	97,500
Plains Exploration & Production Co.(c)
	100,000	6.875	02/15/23	107,250
Range Resources Corp.(c)
	255,000	5.000	03/15/23	244,800
SandRidge Energy, Inc.(c)
	165,000	7.500	02/15/23	163,350
Walter Energy, Inc.(a)(c)
	125,000	8.500	04/15/21	104,063

				3,079,497

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Services(a)(c) – 0.3%
Hiland Partners LP/Hiland Partners Finance Corp.
	$150,000	7.250%	10/01/20	$ 156,375
Sea Trucks Group Ltd.
	200,000	9.000	03/26/18	183,500

				339,875

Entertainment & Leisure(a)(c) – 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
	150,000	5.250	03/15/21	144,000
Six Flags Entertainment Corp.
	200,000	5.250	01/15/21	190,500

				334,500

Environmental(c) – 0.2%
Clean Harbors, Inc.
	244,000	5.125	06/01/21	236,070

Finance – 1.7%
Ally Financial, Inc.
	80,000	7.500	09/15/20	89,600
Century Master Investment Co. Ltd.
	200,000	4.750	09/19/18	199,530
CIT Group, Inc.(a)
	100,000	5.500	02/15/19	105,250
Compiler Finance Sub, Inc.(a)(c)
	130,000	7.000	05/01/21	127,400
Fidelity National Information Services, Inc.(c)
	215,000	3.500	04/15/23	193,528
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(c)
	150,000	8.000	01/15/18	157,125
La Financiere Atalian SA(c)
EUR	100,000	7.250	01/15/20	135,285
Nationstar Mortgage LLC/Nationstar Capital Corp.(c)
	$150,000	6.500	08/01/18	151,125
	75,000	6.500	06/01/22	71,437
Nomura Holdings, Inc.
	500,000	2.000	09/13/16	497,506
Nuveen Investments, Inc.(a)(c)
	90,000	9.125	10/15/17	88,650
Provident Funding Associates LP/PFG Finance Corp.(a)(c)
	75,000	6.750	06/15/21	75,187
TRAC Intermodal LLC/TRAC Intermodal Corp.(c)
	55,000	11.000	08/15/19	61,463
USB Realty Corp.(a)(c)(d)
	200,000	1.415	12/29/49	170,000

				2,123,086

Food & Beverage – 0.7%
B&G Foods, Inc.(c)
	200,000	4.625	06/01/21	190,000
Carlsberg Breweries A/S
GBP	100,000	7.250	11/28/16	187,851
Constellation Brands, Inc.
	$30,000	3.750	05/01/21	27,750
	50,000	4.250	05/01/23	45,750
Heineken NV
GBP	70,000	7.250	03/10/15	122,538
Michael Foods Holding, Inc.(a)(c)(e)
	$100,000	8.500	07/15/18	103,750
Smithfield Foods, Inc.(c)
	180,000	6.625	08/15/22	186,300

				863,939

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Gaming – 0.8%
Ameristar Casinos, Inc.(c)
$300,000	7.500%	04/15/21	$ 325,500
Chester Downs & Marina LLC(a)(c)
135,000	9.250	02/01/20	136,350
International Game Technology(c)
210,000	5.350	10/15/23	214,032
MGM Resorts International
100,000	6.625	12/15/21	103,250
MTR Gaming Group, Inc.(c)
110,000	11.500	08/01/19	121,000
Seneca Gaming Corp.(a)(c)
50,000	8.250	12/01/18	53,625
Shingle Springs Tribal Gaming Authority(a)(c)
85,000	9.750	09/01/21	85,850

			1,039,607

Health Care - Medical Products – 0.4%
Alere, Inc.(c)
100,000	6.500	06/15/20	99,125
Biomet, Inc.(c)
150,000	6.500	08/01/20	154,875
Boston Scientific Corp.
100,000	2.650	10/01/18	99,578
Immucor, Inc.(c)
130,000	11.125	08/15/19	144,950

			498,528

Health Care - Pharmaceuticals(c) – 0.1%
Lantheus Medical Imaging, Inc.
65,000	9.750	05/15/17	57,525
Valeant Pharmaceuticals International(a)
80,000	7.500	07/15/21	86,400

			143,925

Health Care - Services – 0.8%
Community Health Systems, Inc.(c)
150,000	8.000	11/15/19	157,500
DaVita HealthCare Partners, Inc.(c)
75,000	6.625	11/01/20	79,500
HCA, Inc.
150,000	6.500	02/15/20	162,375
Health Management Associates, Inc.(c)
75,000	7.375	01/15/20	82,125
INC Research LLC(a)(c)
100,000	11.500	07/15/19	107,500
Tenet Healthcare Corp.(a)
75,000	6.000	10/01/20	76,687
340,000	8.125	04/01/22	355,725

			1,021,412

Home Construction – 0.1%
D.R. Horton, Inc.
50,000	2.000	05/15/14	76,000

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Lodging(a)(c) – 0.1%
Eldorado Resorts LLC/Eldorado Capital Corp.
	$105,000	8.625%	06/15/19	$ 108,413
MISA Investments Ltd.(e)
	35,000	8.625	08/15/18	35,350

				143,763

Machinery(c) – 0.5%
Boart Longyear Management Pty Ltd.(a)
	225,000	7.000	04/01/21	167,062
Doosan Infracore Co. Ltd.(d)
	300,000	3.250	10/05/42	291,564
Dresser-Rand Group, Inc.
	95,000	6.500	05/01/21	100,225
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)
	150,000	8.750	02/01/19	150,906

				709,757

Media - Broadcasting & Radio(c) – 0.7%
CBS Corp.
	230,000	3.375	03/01/22	218,729
Nexstar Broadcasting, Inc.(a)
	80,000	6.875	11/15/20	81,400
Sinclair Television Group, Inc.
	250,000	5.375	04/01/21	237,500
Sirius XM Radio, Inc.(a)
	140,000	4.250	05/15/20	129,500
Univision Communications, Inc.(a)
	200,000	8.500	05/15/21	218,000
	75,000	5.125	05/15/23	71,813

				956,942

Media - Cable – 0.5%
Brocade Communications Systems, Inc.(a)(c)
	50,000	4.625	01/15/23	46,125
Cablevision Systems Corp.
	100,000	7.750	04/15/18	111,750
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
	100,000	5.125	02/15/23	92,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.(a)(c)
	100,000	6.375	09/15/20	100,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	240,000	3.800	03/15/22	223,189
Midcontinent Communications & Midcontinent Finance Corp.(a)(c)
	30,000	6.250	08/01/21	30,225

				604,289

Media - Non Cable – 0.7%
Gannett Co., Inc.(a)(c)
	200,000	5.125	10/15/19	198,000
Nielsen Finance LLC/Nielsen Finance Co.(c)
	100,000	4.500	10/01/20	95,875
Priceline.com, Inc.
	138,000	1.000	03/15/18	177,330
The McClatchy Co.(c)
	30,000	9.000	12/15/22	31,650
VeriSign, Inc.(a)(c)
	100,000	4.625	05/01/23	94,000
WPP PLC
GBP	170,000	6.000	04/04/17	310,420

				907,275

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 0.7%
China Uranium Development Co. Ltd.
	$200,000	3.500%	10/08/18	$ 199,209
Commercial Metals Co.(c)
	250,000	4.875	05/15/23	225,000
FMG Resources (August 2006) Pty Ltd.(a)(c)
	50,000	6.875	02/01/18	52,500
Glencore Funding LLC(d)
	400,000	1.422	05/27/16	394,600
Hecla Mining Co.(a)(c)
	50,000	6.875	05/01/21	47,500
Newmont Mining Corp.
	25,000	1.625	07/15/17	27,517

				946,326

Noncaptive - Financial – 0.2%
General Electric Capital Corp.(d)
	150,000	0.919	07/12/16	150,536
PHH Corp.(c)
	85,000	6.375	08/15/21	82,450
Springleaf Finance Corp.(a)
	65,000	6.000	06/01/20	62,481

				295,467

Packaging(c) – 0.2%
Ardagh Packaging Finance PLC
EUR	100,000	7.375	10/15/17	143,662
Reynolds Group Issuer, Inc.
	$120,000	5.750	10/15/20	120,000

				263,662

Paper(a)(c) – 0.0%
Sappi Papier Holding GmbH
	50,000	7.750	07/15/17	52,000

Pipelines(a) – 0.4%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.(c)
	100,000	4.750	11/15/21	90,250
Gibson Energy, Inc.(c)
	59,000	6.750	07/15/21	60,900
Rockies Express Pipeline LLC
	80,000	5.625	04/15/20	67,200
	15,000	6.000	01/15/19	13,125
Sabine Pass Liquefaction LLC
	100,000	5.625	02/01/21	97,500
	150,000	5.625	04/15/23	144,000
SemGroup LP(c)
	95,000	7.500	06/15/21	97,375

				570,350

Property Insurance(a)(c) – 0.2%
A-S Co.-Issuer Subsidiary, Inc. / A-S Merger Sub LLC
	85,000	7.875	12/15/20	87,125
Hockey Merger Sub 2, Inc.
	115,000	7.875	10/01/21	115,862

				202,987

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – 0.7%
CB Richard Ellis Services, Inc.(c)
	$25,000	5.000%	03/15/23	$ 23,500
Country Garden Holdings Co. Ltd.
	100,000	11.750	09/10/14	107,375
Greentown China Holdings Ltd.(c)
	200,000	8.000	03/24/19	201,000
Host Hotels & Resorts LP(c)
	100,000	3.750	10/15/23	92,479
Intu Properties PLC
GBP	100,000	2.500	10/04/18	170,551
RHP Hotel Properties LP/RHP Finance Corp.(a)(c)
	$120,000	5.000	04/15/21	112,800
Sabra Health Care LP/Sabra Capital Corp.(c)
	150,000	5.375	06/01/23	143,625

				851,330

Retailers – 0.6%
Burlington Coat Factory Warehouse Corp.(c)
	55,000	10.000	02/15/19	60,913
Grupo Famsa SAB de CV(a)(c)
	60,000	7.250	06/01/20	59,709
L Brands, Inc.
	100,000	5.625	02/15/22	102,500
New Albertsons, Inc.
	15,000	7.750	06/15/26	12,225
	20,000	7.450	08/01/29	15,900
	140,000	8.000	05/01/31	113,400
Next PLC
GBP	200,000	5.875	10/12/16	360,332
Supervalu, Inc.(a)(c)
	$50,000	6.750	06/01/21	47,750
Toys R US, Inc.(c)
	65,000	10.375	08/15/17	62,725

				835,454

Technology - Hardware(c) – 0.3%
Advanced Micro Devices, Inc.
	200,000	7.750	08/01/20	196,500
Amkor Technology, Inc.
	190,000	6.375	10/01/22	180,500

				377,000

Technology - Software/Services – 0.6%
ACI Worldwide, Inc.(a)(c)
	45,000	6.375	08/15/20	46,013
Cap Gemini SA
EUR	200,000	3.500	01/01/14	118,970
Electronic Arts, Inc.
	$7,000	0.750	07/15/16	7,599
EMC Corp.
	50,000	1.750	12/01/13	79,906
Equinix, Inc.(c)
	50,000	4.875	04/01/20	48,750
iGATE Corp.(c)
	100,000	9.000	05/01/16	107,000
Nuance Communications, Inc.(a)(c)
	200,000	5.375	08/15/20	189,500
Oracle Corp.
	100,000	3.625	07/15/23	99,644
Syniverse Holdings, Inc.(c)
	100,000	9.125	01/15/19	108,000

				805,382

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Telecommunications(a)(c) – 0.1%
tw telecom holdings, Inc.
	$125,000	5.375%	10/01/22	$ 119,688

Telecommunications - Cellular(a) – 0.4%
Sable International Finance Ltd.(c)
	150,000	7.750	02/15/17	158,625
	100,000	8.750	02/01/20	112,750
Softbank Corp.
	150,000	4.500	04/15/20	143,187
Wind Acquisition Finance SA(c)
	150,000	7.250	02/15/18	156,000

				570,562

Telecommunications - Satellites(a)(c) – 0.1%
Intelsat Luxembourg SA
	50,000	7.750	06/01/21	51,750
Unitymedia Hessen GmbH & Co. KG
	150,000	5.500	01/15/23	142,875

				194,625

Textiles & Apparel(c) – 0.5%
Burlington Holdings LLC/Burlington Holding Finance, Inc.(a)(e)
	225,000	9.000	02/15/18	231,187
Hanesbrands, Inc.
	100,000	8.000	12/15/16	104,500
Quiksilver, Inc.(a)
	60,000	7.875	08/01/18	63,000
The William Carter Co.(a)
	185,000	5.250	08/15/21	184,538

				583,225

Transportation – 0.2%
CHC Helicopter SA(c)
	110,000	9.375	06/01/21	111,067
DryShips, Inc.
	35,000	5.000	12/01/14	34,191
Syncreon Global Ireland Ltd./Syncreon Global Finance US, Inc.(a)(c)
	65,000	9.500	05/01/18	70,503

				215,761

Utilities - Distribution – 0.3%
Sabine Pass LNG LP
	250,000	7.500	11/30/16	274,687
Suburban Propane Partners LP/Suburban Energy Finance Corp.(c)
	105,000	7.375	03/15/20	112,613

				387,300

Utilities - Electric – 1.0%
Calpine Corp.(a)(c)
	150,000	7.500	02/15/21	158,625
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.(a)(c)
	125,000	10.000	12/01/20	131,875
Meiya Power Co. Ltd.
	200,000	4.000	08/19/18	197,971
NGG Finance PLC(c)(d)
GBP	100,000	5.625	06/18/73	160,271
EUR	450,000	4.250	06/18/76	601,782

				1,250,524

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications(a) – 0.1%
Sprint Corp.
	$120,000	7.875%	09/15/23	$ 122,100

Wirelines Telecommunications – 0.3%
CenturyLink, Inc.
	100,000	5.625	04/01/20	97,707
Cincinnati Bell, Inc.(c)
	50,000	8.750	03/15/18	52,875
Verizon Communications, Inc.
	102,000	5.150	09/15/23	109,576
	165,000	6.550	09/15/43	186,565

				446,723

TOTAL CORPORATE OBLIGATIONS				$ 31,231,695

Foreign Debt Obligations – 3.3%
Sovereign – 3.3%
Brazil Notas do Tesouro Nacional
BRL	1,000,000	10.000%	01/01/21	$ 417,561
	2,311,366	6.000	08/15/22	1,080,176
Czech Republic Government Bond
CZK	700,000	4.000	04/11/17	40,931
Dubai DOF Sukuk Ltd.
	$200,000	4.900	05/02/17	213,000
Hungary Government Bond
	50,000	4.125	02/19/18	48,938
Korea Finance Corp.
	400,000	4.625	11/16/21	423,689
Qatar Government Bond
	400,000	5.750	01/20/42	433,000
Republic of Chile
CLP	46,182,060	3.000	07/01/17	93,746
Republic of Indonesia
	$200,000	6.125	03/15/19	206,750
Republic of Ireland
EUR	60,000	4.500	04/18/20	85,514
Republic of Italy
	150,000	4.500	07/15/15	212,099
	250,938	1.700	09/15/18	331,014
Republic of Lebanon
	$10,000	8.250	04/12/21	10,800
Republic of Portugal
	150,000	3.500	03/25/15	149,717
Republic of South Africa
ZAR	1,500,000	6.750	03/31/21	144,317
United Mexican States
MXN	1,400,000	6.500	06/10/21	112,147
	1,200,000	8.000	12/07/23	105,687
	800,000	10.000	12/05/24	81,183

TOTAL FOREIGN DEBT OBLIGATIONS				$ 4,190,269

Municipal Debt Obligations – 0.2%
New Jersey – 0.2%
Tobacco Settlement Financing Corp. RB Series 1A
	$210,000	4.750%	06/01/34	$ 153,300
	60,000	5.000	06/01/41	42,818

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 196,118

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – 5.2%
Chemicals – 0.3%
OCI Beaumont LLC
$130,000	6.250%	08/20/19	$ 130,000
Oxea Finance LLC
70,000	4.250	01/15/20	69,300
Teine Energy Ltd.
199,000	7.500	05/09/19	196,512

			395,812

Consumer Products - Household & Leisure – 0.2%
Jarden Corp.
100,000	2.930	09/30/20	99,826
Merlin Entertainment Group
80,000	3.930	06/28/19	80,100
Spectrum Brands, Inc.
43,243	3.500	08/13/19	43,189

			223,115

Consumer Products - Industrial – 0.2%
Harbor Freight Tools USA, Inc.
150,000	4.750	07/26/19	150,875
Minimax Gmbh & Co.
100,000	4.500	08/07/20	100,063

			250,938

Diversified Manufacturing – 0.1%
Rexnord LLC
114,613	4.000	08/20/20	113,181

Energy – 0.4%
Alinta Ltd.
93,860	6.375	08/13/19	89,910
Atlas Energy LP
30,000	6.500	07/30/19	30,300
Foresight Energy LLC
100,000	5.500	08/19/20	99,125
Pacific Drilling SA
149,625	4.500	06/04/18	150,111
Peabody Energy Corp.
100,000	4.250	09/24/20	98,854
Stallion Oilfield Holdings, Inc.
74,813	8.000	06/19/18	75,374

			543,674

Energy - Coal – 0.0%
Walter Energy, Inc.
50,000	6.750	04/02/18	47,929

Energy - Exploration & Production – 0.2%
Bowie Resource Holdings LLC
155,000	6.750	08/17/20	155,775
Rice Energy LLC
99,500	8.500	10/25/18	99,749

			255,524

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Entertainment – 0.0%
Guitar Center, Inc.
$49,869	6.370%	04/10/17	$ 48,778

Finance – 0.1%
CeramTec Acquisition Corp.
100,000	4.250	08/31/20	100,167
Drillships Financing Holding, Inc.
90,000	5.500	07/15/16	90,957

			191,124

Finance Insurance – 0.1%
Hub International Ltd.
100,000	4.750	10/02/20	100,000

Food & Beverages – 0.1%
CSM Bakery Supplies LLC
25,000	4.750	07/03/20	24,813
Pinnacle Foods Finance LLC
99,432	3.250	04/29/20	98,288

			123,101

Gaming – 0.4%
Boyd Gaming Corp.
100,000	4.000	08/14/20	99,725
Graton Economic Development Authority
100,000	9.000	08/22/18	104,375
Mashantucket (Western) Pequot Tribe
194,852	9.375	06/30/20	191,443
Shingle Springs Tribal Gaming Authority
90,000	6.250	08/16/19	89,662

			485,205

Health Care – 0.0%
Us Renal Care, Inc.
45,000	8.500	07/03/20	45,075

Health Care - Medical Products – 0.2%
Carestream Health, Inc.
98,750	5.000	06/07/19	99,046
105,000	9.500	06/07/19	104,037

			203,083

Health Care - Services – 0.3%
Air Medical Group Holdings, Inc.
250,000	7.625	05/31/18	246,250
Bioscrip, Inc.
150,000	6.500%	07/31/20	150,750

			397,000

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Lodging – 0.4%
Four Seasons Holdings, Inc.
$350,000	4.250%	06/27/20	$ 352,625
Hilton Worldwide Finance LLC
185,000	4.000	10/26/20	184,663

			537,288

Media - Broadcasting & Radio – 0.2%
Clear Channel Communications, Inc.
96,074	6.929	01/30/19	89,013
13,926	3.829	01/29/16	13,100
Entravision Communications Corp.
100,000	0.500	05/29/20	98,375

			200,488

Media - Cable – 0.0%
Midcontinent Communications
50,000	3.500	07/30/20	50,032

Retailers – 0.7%
Albertsons LLC
206,432	4.750	03/21/19	205,788
J Crew Group, Inc.
150,000	4.000	03/07/18	149,250
Otter Products LLC
148,125	5.250	04/29/19	148,492
Sears Holding Corp.
105,000	5.500	06/29/18	104,147
Supervalu, Inc.
149,068	5.000	03/21/19	148,510
True Religion Apparel, Inc.
100,000	5.875	07/30/19	94,083

			850,270

Services Cyclical - Business Services – 0.1%
Ceridian Corp.
123,376	4.429	05/09/17	123,299
WCA Waste Systems, Inc.
53,693	4.000	03/23/18	53,626

			176,925

Services Cyclical - Consumer Services – 0.1%
Lonestar Intermediate Super Holdings LLC
100,000	1.100	09/02/19	104,250

Technology - Hardware – 0.1%
Freescale Semiconductor, Inc.
100,000	5.000	01/15/21	100,031

Technology - Software – 0.1%
Activision Blizzard, Inc.
100,000	3.250	10/11/20	99,833

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(f) – (continued)
Technology - Software/Services – 0.4%
CompuCom Systems, Inc.
$99,750	4.250%	05/11/20	$ 97,755
Ion Trading Technologies S.A.R.L.
59,850	4.500	05/22/20	59,726
155,000	8.250	05/21/21	154,806
MModal, Inc.
187,268	7.500	08/15/19	181,650

			493,937

Telecommunications - Internet & Data – 0.1%
Level 3 Financing, Inc.
150,000	4.000	01/15/20	149,688

Transportation Services – 0.1%
Atlas Iron Ltd.
79,599	8.750	12/07/17	78,803
State Class Tankers II LLC
90,000	6.750	06/22/20	90,225

			169,028

Utilities – 0.3%
La Frontera Generation LLC
187,326	4.500	09/30/20	187,560
Texas Competitive Electric Holdings Co.
285,000	3.766	10/10/14	192,221

			379,781

TOTAL SENIOR TERM LOANS			$ 6,735,090

U.S. Treasury Obligations – 5.9%
United States Treasury Bond
$275,000	4.375%	05/15/41	$ 310,863
United States Treasury Inflation Protected Securities
244,670	1.625	01/15/15	253,082
609,606	0.625	02/15/43	500,541
United States Treasury Notes
500,000	0.500	11/15/13	500,255
500,000	0.250	11/30/13	500,135
500,000	0.250	01/31/14	500,330
500,000	1.750	01/31/14	502,815
500,000	1.250	02/15/14	502,205
500,000	1.875	02/28/14	503,735
500,000	1.750	03/31/14	504,175
500,000	1.875	04/30/14	505,215
500,000	4.750	05/15/14	514,475
500,000	2.250	05/31/14	507,130
500,000	0.750	06/15/14	502,305
500,000	2.625	06/30/14	509,415
350,000	4.250	11/15/17	394,593

TOTAL U.S. TREASURY OBLIGATIONS			$ 7,511,269

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Cross Currency Options
Put EUR 10,000
Call MXN 171,250	17.125%	03/28/14	$ 3,046
Put EUR 10,000
Call MXN 171,500	17.150	03/31/14	2,110
Currency Options
Put EUR 100,500
Call USD 135,725	1.351	10/30/13	1,054
Put EUR 182,500
Call USD 246,466	1.351	10/30/13	1,913
Put EUR 259,000
Call USD 350,064	1.352	10/22/13	2,379
Put USD 135,725
Call EUR 100,500	1.351	10/30/13	1,258
Put USD 246,466
Call EUR 182,500	1.351	10/30/13	2,284
Put USD 273,500
Call MXN 3,437,895	12.570	03/28/14	3,771
Put USD 350,064
Call EUR 259,000	1.352	10/22/13	2,610
Interest Rate Swaptions
Barclays Bank PLC Call - OTC - GBP 6 month BP Strike Price 3.818%
729,500	3.818	09/26/28	69,414
Credit Suisse International (London) Call - OTC - USD 3 month LIBOR Strike Price 4.500%
182,500	4.500	09/25/23	16,108
Credit Suisse International (London) Put - OTC - EUR 6 month EURO Strike Price 2.050%
364,500	2.050	09/30/14	5,194
Deutsche Bank Securities, Inc. Call - OTC - GBP 6 month BP Strike Price 3.795%
547,000	3.795	09/26/28	52,740
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 1.000%
3,455,500	1.000	09/24/14	16,996
Deutsche Bank Securities, Inc. Call - OTC - USD 3 month LIBOR Strike Price 4.660%
365,000	4.660	09/26/23	13,356
Deutsche Bank Securities, Inc. Put - OTC - USD 3 month LIBOR Strike Price 4.660%
365,000	4.660	09/26/23	13,474

Contracts	Exercise Rate	Expiration Date	Value
Options on Futures
Royal Bank of Scotland PLC Call - OTC - 10 Year U.S. Treasury Notes Futures Strike Price 126.0%
21	1.260	10/25/13	22,313
Royal Bank of Scotland PLC Call - OTC - 10 Year U.S. Treasury Notes Futures Strike Price 126.0%
24	1.260	11/22/13	34,500
Royal Bank of Scotland PLC Put - OTC - 10 Year U.S. Treasury Notes Futures Strike Price 123.0%
18	1.230	11/22/13	6,188
Royal Bank of Scotland PLC Put - OTC - 10 Year U.S. Treasury Notes Futures Strike Price 123.0%
5	1.230	10/25/13	547
Royal Bank of Scotland PLC Put - OTC - 10 Year U.S. Treasury Notes Futures Strike Price 126.0%
8	1.230	10/25/13	5,375

TOTAL OPTIONS PURCHASED			$ 276,630

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Investment Company – 35.2%
SSgA U.S. Government Money Market Fund
$45,111,729	0.000%	10/01/13	$ 45,111,729

TOTAL INVESTMENTS – 100.7%			$129,126,395

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(836,250)

NET ASSETS – 100.0%			$128,290,145

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,124,427, which represents approximately 7.9% of net assets as of September 30, 2013.

(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at September 30, 2013.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2013.

(e)	Pay-in-kind securities.

(f)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at September 30, 2013. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

Currency Abbreviations
AUD	— Austrialian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At September 30, 2013, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Alinta Ltd., due 08/13/18	$6,140	$5,882	$(258)
Media General, Inc., due 07/31/20	100,000	$100,165	165

TOTAL			$(93)

FORWARD FOREIGN CURRENCY CONTRACTS — At September 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	AUD/EUR	11/13/13	$89,975	$459
	AUD/USD	11/13/13	70,692	2,394
	CAD/USD	11/13/13	128,502	2
	CHF/EUR	10/24/13	90,647	1,380
	CZK/EUR	11/13/13	41,943	365
	EUR/AUD	11/13/13	89,728	247
	EUR/CAD	11/13/13	81,690	1,520
	EUR/NOK	11/13/13	298,526	9,554
	EUR/SEK	11/13/13	54,779	18
	EUR/USD	11/13/13	231,364	2,764
	EUR/USD	12/04/13	208,375	4,779
	GBP/EUR	01/14/14	376,199	7,578
	HUF/EUR	11/13/13	112,976	1,318
	JPY/USD	11/13/13	203,513	2,513
	MXN/USD	11/13/13	45,779	279
	NOK/EUR	11/13/13	51,414	71
	PLN/SEK	10/24/13	157,369	2,489
	SEK/EUR	11/13/13	54,797	162
	USD/MXN	10/18/13	87,787	964
	USD/ZAR	10/18/13	48,963	590
Credit Suisse International (London)	CLP/USD	11/18/13	137,745	2,745
	EUR/PLN	11/13/13	61,420	142
	EUR/USD	10/04/13	129,875	161
	EUR/USD	11/13/13	58,179	794
	GBP/USD	10/04/13	1,520,905	12,099
	MXN/USD	11/13/13	91,539	539
	NZD/AUD	11/13/13	79,528	829
	USD/CLP	11/18/13	45,915	69
	USD/NZD	11/13/13	90,819	181
	USD/SEK	11/13/13	45,464	36
	USD/ZAR	11/06/13	99,397	1,478
Deutsche Bank AG (London)	BRL/USD	01/10/14	973,572	3,072
	MXN/USD	11/13/13	45,777	277
	USD/SEK	11/13/13	45,393	107
Merrill Lynch International Bank Ltd.	CAD/USD	12/20/13	5,053,567	8,435
	CHF/USD	12/20/13	5,169,093	110,136
	EUR/USD	12/20/13	8,118,593	139,809
	GBP/USD	12/20/13	6,384,277	136,244
	JPY/USD	12/20/13	416,623	3,610
	MXN/USD	12/20/13	68,504	484
	NZD/USD	12/20/13	2,876,532	50,017
	USD/AUD	12/20/13	274,275	2,669
	USD/EUR	12/20/13	59,048	3
	USD/MXN	12/20/13	256,078	6,975

TOTAL				$520,357

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	AUD/NZD	11/13/13	$79,602	$(74)
	CAD/EUR	11/13/13	83,210	(271)
	CAD/USD	11/13/13	170,878	(122)
	EUR/CZK	11/13/13	42,273	(330)
	JPY/EUR	10/24/13	128,529	(877)
	JPY/USD	11/13/13	256,010	(490)
	NOK/EUR	11/13/13	347,723	(6,328)
	NOK/EUR	01/13/14	376,197	(13,758)
	NOK/SEK	11/13/13	330,953	(7,211)
	USD/AUD	11/13/13	70,692	(1,139)
	USD/CAD	11/13/13	300,734	(1,234)
	USD/EUR	11/06/13	332,834	(8,128)
	USD/EUR	11/08/13	27,060	(39)
	USD/EUR	11/13/13	231,364	(3,895)
	USD/EUR	11/20/13	135,980	(2,557)
	USD/EUR	12/04/13	512,990	(10,017)
	USD/EUR	12/18/13	10,825	(336)
	USD/GBP	10/18/13	174,814	(8,998)
	USD/JPY	11/13/13	221,268	(3,268)
	USD/MXN	10/18/13	216,073	(2,783)
Citibank NA	USD/BRL	10/18/13	427,980	(29,852)
	USD/BRL	01/10/14	1,078,585	(7,454)
	USD/CLP	10/18/13	95,020	(1,916)
	USD/EUR	11/20/13	440,413	(9,076)
	USD/EUR	12/18/13	47,360	(775)
	USD/GBP	11/08/13	175,596	(9,077)
Credit Suisse International (London)	AUD/NZD	11/13/13	79,975	(447)
	MXN/USD	10/18/13	186,862	(2,181)
	USD/AUD	01/07/14	279,480	(2,720)
	USD/EUR	10/04/13	129,875	(4,537)
	USD/EUR	11/08/13	362,601	(8,306)
	USD/EUR	11/13/13	58,179	(958)
	USD/EUR	12/05/13	40,822	(322)
	USD/EUR	12/18/13	43,300	(836)
	USD/EUR	01/07/14	1,152,928	(16,683)
	USD/GBP	10/04/13	1,520,905	(73,735)
	USD/GBP	01/07/14	1,519,879	(12,089)
	USD/HUF	10/18/13	2,313	(110)
Deutsche Bank AG (London)	JPY/EUR	10/24/13	128,529	(1,476)
	MXN/NZD	11/13/13	180,091	(1,192)
	USD/JPY	11/13/13	241,733	(2,233)
Merrill Lynch International Bank Ltd.	AUD/USD	12/20/13	868,164	(6,395)
	CAD/USD	12/20/13	1,580,395	(7,887)
	EUR/USD	12/20/13	71,268	(7)
	JPY/USD	12/20/13	333,497	(59)
	MXN/USD	12/20/13	77,330	(683)
	NZD/USD	12/20/13	1,200,070	(8,437)
	USD/AUD	12/20/13	2,599,214	(22,387)
	USD/CAD	12/20/13	2,513,263	(4,748)
	USD/EUR	12/20/13	758,075	(5,035)
	USD/JPY	12/20/13	7,424	(80)
	USD/MXN	12/20/13	2,876,133	(4,413)
	USD/NZD	12/20/13	2,108,908	(32,704)

TOTAL				$(350,665)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS  —  At September 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	(10)	December 2013	$(1,097,229)	$(28,908)
CAC40 Index	19	October 2013	1,065,694	(1,799)
Canada 10 Year Government Bonds	(23)	December 2013	(2,894,733)	(25,047)
DAX Index	8	December 2013	2,323,926	(10,721)
DJIA E-Mini Index	4	December 2013	300,920	(10,160)
Eurodollars	94	March 2015	23,354,300	19,338
Eurodollars	70	March 2015	23,542,304	23,641
Euro Stoxx 50 Index	75	December 2013	2,921,142	108
FTSE 100 Index	13	December 2013	1,353,134	(27,667)
Japan 10 Year Government Bonds	(1)	December 2013	(1,466,199)	(10,386)
Nasdaq 100 E-Mini Index	35	December 2013	2,246,300	21,888
Nikkei 225 Index	31	December 2013	2,290,427	2,365
Russell 2000 Mini Index	21	December 2013	2,249,940	33,200
S&P 500 E-Mini Index	33	December 2013	2,762,595	(8,993)
Topix Index	9	December 2013	1,095,529	(10,784)
U.K. Life Long Gilt	(15)	December 2013	(2,678,957)	(42,523)
Ultra Long U.S. Treasury Bonds	(4)	December 2013	(568,375)	(12,606)
3 Month Euribor Interest Rate	(6)	March 2015	(2,384)	(423)
3 Month Euribor Interest Rate	15	June 2015	9,258	(3,424)
3 Month Euribor Interest Rate	(15)	June 2015	(7,356)	2,537
3 Month Sterling Interest Rate	77	March 2015	15,434,673	(1,042)
3 Month Sterling Interest Rate	5	December 2014	1,821	496
3 Month Sterling Interest Rate	(10)	December 2014	(1,214)	(527)
2 Year German Euro-Schatz	10	December 2013	1,493,547	433
5 Year German Euro-Bobl	28	December 2013	4,713,764	29,855
10 Year German Euro-Bund	(19)	December 2013	(3,611,434)	(67,811)
10 Year Mini Japanese Government Bond	41	December 2013	6,011,415	34,376
5 Year U.S. Treasury Notes	(31)	December 2013	(3,752,453)	(38,943)
10 Year U.S. Treasury Notes	(35)	December 2013	(4,423,672)	(83,957)
20 Year U.S. Treasury Bonds	(24)	December 2013	(3,201,000)	(60,417)

TOTAL				$(277,901)

SWAP CONTRACTS —  At September 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	ZAR	5,540	09/30/19	7.825%	3 month JIBAR	$—
	NOK	785	09/25/23	6 month NIBOR	4.270%	(717)
	SEK	828	09/25/23	3.625	3 month STIBOR	1,048
	ZAR	7,500	09/30/23	9.295	3 month JIBAR	—
Deutsche Bank Securities, Inc.	MXN	6,000	09/24/19	6.120	Mexico Interbank TIIE 28 Days	—
		7,570	09/19/23	8.275	Mexico Interbank TIIE 28 Days	—

TOTAL						$331

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2013.

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Deutsche Bank Securities, Inc.	Tranches of Commercial Mortgage-Backed Index BBB Series 6	$100	(3.000)%	06/20/63		$9,300	$345

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At September 30, 2013, the Fund had the following written options:

CURRENCY WRITTEN OPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Market Value	Premiums Received

Barclays Bank PLC	Put USD/Call NZD Strike Price 0.855%	274	03/28/14	0.855%	$(3)	$(3,309)

OPTIONS ON FUTURES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Market Value	Premiums Received

Deutsche Bank Securities, Inc.	Call-Eurodollar Futures Strike Price 99.625	4	09/14/15	0.996%	$(800)	$(537)
Royal Bank of Scotland PLC	Put-10yr Us Treasury Notes Futures Strike Price 120%	36	11/22/13	1.200	(3,938)	(7,603)
	Put-10yr Us Treasury Notes Futures Strike Price 122%	5	10/25/13	1.220	(234)	(1,936)

TOTAL		45			$(4,972)	$(10,076)

INTEREST RATE SWAPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Market Value	Premiums Received

Credit Suisse International (London)	Put-OTC EUR 6 month EURO Strike Price 1.786%	729	09/30/14	1.786%	$(7,002)	$(7,002)
	Call-OTC USD 3 month LIBOR Strike Price 4.500%	183	09/25/15	4.500	(8,907)	(8,322)
Deutsche Bank Securities, Inc.	Call-OTC EUR 6 month EURO Strike Price 0.850%	2,591	09/24/14	0.850	(18,425)	(18,549)
	Call-OTC EUR 6 month EURO Strike Price 3.066%	299	09/26/18	3.066	(14,182)	(13,175)
	Put-OTC EUR 6 month EURO Strike Price 3.066%	299	09/26/18	3.066	(12,850)	(13,175)
	Call-OTC GBP 6 month BP Strike Price 4.000%	729	09/26/2017	4.000	(27,347)	(26,908)

TOTAL		4,830			$(88,713)	$(87,131)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended September 30, 2013, the Fund had the following written options activity:

OPTIONS ON FUTURES CONTRACTS

	Contracts	Premiums Received

Contracts Written	137	$61,518
Contracts Bought to Close	(66)	(43,377)
Contracts Exercised	(7)	(1,770)
Contracts Expired	(19)	(6,295)

Contracts Outstanding September 30, 2013	45	$10,076

CURRENCY WRITTEN OPTION AND INTEREST RATE SWAPTION CONTRACTS

	Notional Amount (000s)	Premiums Received

Contracts Written	$5,104	$90,440
Contracts Bought to Close	—	—
Contracts Exercised	—	—
Contracts Expired	—	—

Contracts Outstanding September 30, 2013	$5,104	$90,440

TAX INFORMATION — At September 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$127,263,642

Gross unrealized gain	2,712,422
Gross unrealized loss	(849,669)

Net unrealized security gain	$1,862,753

Additional information regarding the Fund is available in the Fund’s most recent Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, a Fund will be exposed to the credit risk of both the borrower and the Lender. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

The Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Loan. All Loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of the trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Swaps are marked-to-market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of September 30, 2013:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks
North and South America	$30,394,774	$—	$—
Other	3,287,721	—	—
Preferred Stocks	—	191,100	—
Fixed Income
Corporate Obligations	—	31,231,695	—
Foreign Debt Obligations	543,113	3,647,156	—
Municipal Debt Obligations	—	196,118	—
Senior Term Loans	—	5,428,256	1,306,834
U.S. Treasury Obligations	7,511,269	—	—
Investment Company	45,111,729	—	—
Total	$86,848,606	$40,694,325	$1,306,834
Liabilities(b)
Unfunded Loan Commitments	$—	$(93)	$—

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$68,923	$207,707	$—
Forward Foreign Currency Exchange Contracts(a)	—	520,357	—
Futures Contracts(a)	168,237	—	—
Interest Rate Swap Contracts(a)	—	1,048	—
Credit Default Swap Contracts(a)	—	345	—
Total	$237,160	$729,457	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(350,665)	$—
Futures Contracts(a)	(446,138)	—	—
Interest Rate Swap Contracts(a)	—	(717)	—
Written Options Contracts	—	(93,688)	—
Total	$(446,138)	$(445,070)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The following is a reconciliation of Level 3 investments for the period ended September 30, 2013:

Fixed Income Senior Term Loans
Beginning Balance as of April 30, 2013	$—
Realized gain (loss)	1,617
Unrealized gain (loss) relating to instruments still held at reporting date	12,856
Purchases	1,619,111
Sales	(326,750)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending Balance as of September 30, 2013	$1,306,834

For further information regarding security characteristics, see Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual fund. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Shareholder Concentration Risk — Certain fund, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 27, 2013

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh, Principal Financial Officer

Date November 27, 2013

*	Print the name and title of each signing officer under his or her signature.